Provision For Income Taxes And Deferred Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) through business combinations, deferred tax liability (asset)	$ 15.4
Deferred tax liability (asset)	13.5	$ 7.8
Unrecognized tax benefits reserve		6.1
Unrecognized tax benefits, penalties and interest	1.3
Accrued tax penalties and interest	6.9	5.5
Canadian non-capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, offset by valuation allowance	41.9	63.5
U.S Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, offset by valuation allowance	50.8	45.7
Operating loss carryforward	55.7	52.2
State and Local Jurisdiction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, offset by valuation allowance	183.3	180.8
Operating loss carryforward	$ 204.6	$ 184.3